AB Select US Equity Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.6%
Information Technology – 25.5%
IT Services – 0.4%
International Business Machines Corp.	4,902	$1,083,734

Semiconductors & Semiconductor Equipment – 10.2%
Advanced Micro Devices, Inc.(a)	10,825	1,776,166
Applied Materials, Inc.	10,989	2,220,327
Broadcom, Inc.	28,186	4,862,085
NVIDIA Corp.	132,197	16,054,004
NXP Semiconductors NV	8,091	1,941,921
Texas Instruments, Inc.	8,583	1,772,990

		28,627,493

Software – 8.5%
Adobe, Inc.(a)	4,430	2,293,766
Microsoft Corp.	40,131	17,268,369
Oracle Corp.	13,175	2,245,020
Salesforce, Inc.	6,897	1,887,778

		23,694,933

Technology Hardware, Storage & Peripherals – 6.4%
Apple, Inc.	76,316	17,781,628

		71,187,788

Financials – 15.5%
Banks – 4.4%
Bank of America Corp.	30,787	1,221,628
Fifth Third Bancorp	60,928	2,610,156
JPMorgan Chase & Co.	22,132	4,666,754
Wells Fargo & Co.	68,370	3,862,221

		12,360,759

Capital Markets – 1.9%
Goldman Sachs Group, Inc. (The)	5,561	2,753,307
Jefferies Financial Group, Inc.	40,306	2,480,834

		5,234,141

Consumer Finance – 1.3%
Capital One Financial Corp.	24,106	3,609,391

Financial Services – 6.4%
Apollo Global Management, Inc.	28,689	3,583,543
Berkshire Hathaway, Inc. - Class B(a)	22,009	10,129,862
Visa, Inc. - Class A	15,492	4,259,526

		17,972,931

Insurance – 1.5%
American International Group, Inc.	23,746	1,738,919
Progressive Corp. (The)	9,210	2,337,130

		4,076,049

		43,253,271

Health Care – 12.4%
Biotechnology – 1.8%
AbbVie, Inc.	18,431	3,639,754
Amgen, Inc.	4,163	1,341,360

		4,981,114

Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	37,685	4,296,467
Stryker Corp.	7,524	2,718,120

		7,014,587

Health Care Providers & Services – 3.3%
Cigna Group (The)	6,557	2,271,607
HCA Healthcare, Inc.	5,160	2,097,179
UnitedHealth Group, Inc.	8,119	4,747,017

		9,115,803

Life Sciences Tools & Services – 1.1%
Thermo Fisher Scientific, Inc.	4,964	3,070,581

Company	Shares	U.S. $ Value

Pharmaceuticals – 3.7%
Eli Lilly & Co.	4,984	$4,415,525
Johnson & Johnson	22,050	3,573,423
Merck & Co., Inc.	21,587	2,451,420

		10,440,368

		34,622,453

Industrials – 11.8%
Aerospace & Defense – 2.5%
Northrop Grumman Corp.	8,182	4,320,669
RTX Corp.	21,608	2,618,025

		6,938,694

Building Products – 1.0%
Carrier Global Corp.	36,010	2,898,445

Electrical Equipment – 0.3%
GE Vernova, Inc.(a)	3,330	849,084

Ground Transportation – 3.7%
CSX Corp.	132,125	4,562,276
Norfolk Southern Corp.	11,544	2,868,684
Uber Technologies, Inc.(a)	13,250	995,870
Union Pacific Corp.	7,987	1,968,636

		10,395,466

Industrial Conglomerates – 2.9%
3M Co.	24,401	3,335,617
Honeywell International, Inc.	22,461	4,642,913

		7,978,530

Machinery – 1.4%
Parker-Hannifin Corp.	6,198	3,916,020

		32,976,239

Communication Services – 11.2%
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	85,752	1,886,544

Entertainment – 2.6%
Electronic Arts, Inc.	12,839	1,841,626
Netflix, Inc.(a)	5,644	4,003,120
Walt Disney Co. (The)	14,679	1,411,973

		7,256,719

Interactive Media & Services – 7.2%
Alphabet, Inc. - Class A	63,015	10,451,038
Meta Platforms, Inc. - Class A	16,971	9,714,879

		20,165,917

Media – 0.1%
Sirius XM Holdings, Inc.	14,134	334,269

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.	7,792	1,607,957

		31,251,406

Consumer Staples – 6.5%
Beverages – 2.0%
Coca-Cola Co. (The)	48,109	3,457,113
PepsiCo, Inc.	12,150	2,066,107

		5,523,220

Consumer Staples Distribution & Retail – 2.1%
Costco Wholesale Corp.	2,542	2,253,534
Target Corp.	8,943	1,393,856
Walmart, Inc.	26,984	2,178,958

		5,826,348

Household Products – 1.6%
Procter & Gamble Co. (The)	25,394	4,398,241

Company		Shares	U.S. $ Value

Tobacco – 0.8%
Philip Morris International, Inc.		18,522	$2,248,571

			17,996,380

Consumer Discretionary – 5.8%
Broadline Retail – 3.0%
Amazon.com, Inc.(a)		45,015	8,387,645

Hotels, Restaurants & Leisure – 1.1%
Booking Holdings, Inc.		583	2,455,666
Starbucks Corp.		8,008	780,700

			3,236,366

Specialty Retail – 1.5%
Home Depot, Inc. (The)		10,084	4,086,037

Textiles, Apparel & Luxury Goods – 0.2%
NIKE, Inc. - Class B		6,856	606,070

			16,316,118

Energy – 4.5%
Oil, Gas & Consumable Fuels – 4.5%
Cheniere Energy, Inc.		8,645	1,554,717
EOG Resources, Inc.		38,079	4,681,051
Exxon Mobil Corp.		41,427	4,856,073
Occidental Petroleum Corp.		30,500	1,571,970

			12,663,811

Utilities – 3.6%
Electric Utilities – 3.6%
Constellation Energy Corp.		7,728	2,009,434
NextEra Energy, Inc.		38,137	3,223,721
PPL Corp.		143,361	4,742,382

			9,975,537

Materials – 0.8%
Chemicals – 0.8%
Sherwin-Williams Co. (The)		5,592	2,134,299

Total Common Stocks (cost $159,424,959)			272,377,302

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(b) (c) (d) (cost $6,910,297)		6,910,297	6,910,297

	Principal Amount (000)

Time Deposits – 0.1%
Citibank, London 2.33%, 10/01/2024	EUR	39	43,902
HSBC, Hong Kong 4.15%, 10/02/2024	HKD	160	20,540
Royal Bank of Canada, London 3.91%, 10/01/2024	GBP	62	82,816
Royal Bank of Canada, Toronto 3.03%, 10/01/2024	CAD	6	4,140

	Principal Amount (000)		U.S. $ Value

SMBC, Tokyo 0.01%, 10/01/2024	JPY	1,510	10,506

Total Time Deposits (cost $161,904)			161,904

Total Short-Term Investments (cost $7,072,201)			7,072,201

Total Investments – 100.1% (cost $166,497,160)(e)			279,449,503
Other assets less liabilities – (0.1)%			(333,474)

Net Assets – 100.0%			$279,116,029

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $113,241,196 and gross unrealized depreciation of investments was $(288,853), resulting in net unrealized appreciation of $112,952,343.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

AB Select US Equity Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$272,377,302	$-0-	$-0-	$272,377,302
Short-Term Investments:
Investment Companies	6,910,297	-0-	-0-	6,910,297
Time Deposits	161,904	-0-	-0-	161,904

Total Investments in Securities	279,449,503	-0-	-0-	279,449,503
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$279,449,503	$-0-	$-0-	$279,449,503

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2024 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,011	$14,211	$14,312	$6,910	$87
Government Money Market Portfolio*	-0-	2,499	2,499	-0-	0	**
Total				$6,910	$87

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.